Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Dec. 31, 2018 $ / shares shares
Statement Of Stockholders Equity [Abstract]
Common stock, shares authorized | shares	100,000
Common stock, no par value | $ / shares	$ 0